Share Based Payment Arrangements - Summary of Information about PSUs Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
100.43
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual life (in years)	2 years 1 month 6 days
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments	261,000	226,000	147,000
Weighted average remaining contractual life (in years)	9 months 18 days
Performance Share Units | 32.41
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 32,410
Number of outstanding instruments	132,000
Weighted average remaining contractual life (in years)	1 month 6 days
Performance Share Units | 89.64
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 89,640
Number of outstanding instruments	70,000
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
Performance Share Units | 100.43
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 100,430
Number of outstanding instruments	59